Shareholders' Equity - Trust (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Aug. 31, 2015 USD ($)
Common Units
Common units outstanding (in shares) | shares	3,520,205	3,520,205
Units issued in connection with acquisitions (in shares) | shares	0	0	0
Continuous Equity Offering
Maximum equity capacity	$ 200,000,000
Equity available	$ 125,000,000.0
Shares issued during period under continuous equity offerings, shares, new issues (in shares) | shares	0	0	0
Share Repurchase
Share repurchase, value			$ 40,896,000
Common units
Common Shares
Common units distributions	$ 241,800,000	$ 252,300,000	$ 285,900,000
Ordinary dividend (USD per share) | $ / shares	$ 1.3676	$ 1.5369	$ 1.0319
Qualified dividend (USD per share) | $ / shares	0	0.0150	0.0013
Capital gain - 20% (USD per share) | $ / shares	0.0928	0.0482	0
IRC Sec 1250 unrecaptured gain - 25% (USD per share) | $ / shares	0.1396	0.0749	0.6176
Return of capital (USD per share) | $ / shares	0	0	0.2492
Total (USD per share) | $ / shares	$ 1.60	$ 1.6750	$ 1.9000
Common shares
Dividend Reinvestment and Share Purchase Plan
Dividend reinvestment plan (in shares) | shares	36,807	42,366	56,426
Share Repurchase
Stock repurchase program, authorized amount				$ 250,000,000
Share repurchase (in shares) | shares	0		1,396,844
Share repurchase, value			$ 40,900,000
Liberty Property Limited Partnership
Common Units
Common units outstanding (in shares) | shares	3,520,205	3,520,205
Closing price of the common shares	$ 147,400,000
Units issued in connection with acquisitions (in shares) | shares	0	0	0
Share Repurchase
Share repurchase, value			$ 40,896,000
Liberty Property Limited Partnership | Common units
Dividend Reinvestment and Share Purchase Plan
Dividend reinvestment plan (in shares) | shares	36,807	42,366	56,426
Share Repurchase
Stock repurchase program, authorized amount					$ 250,000,000
Share repurchase (in shares) | shares		0	1,400,000
Share repurchase, value			$ 40,900,000
Conversion Ratio of Common Units to Common Shares
Common Units
Common unit, convertible to common stock	1
Common stock, converted from common unit	1